UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     Managing Member
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $1,167,042 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARTIO GLOBAL INVS INC          COM CL A         04315B107    21675   876095 SH       DEFINED 1 2            876095        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4463   250000 SH  CALL DEFINED 1 2            250000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    57459  1930730 SH       DEFINED 1 2           1930730        0        0
DIRECTV                        COM CL A         25490A101   100909  2984589 SH       DEFINED 1 2           2984589        0        0
DIRECTV                        COM CL A         25490A101    10143   300000 SH  PUT  DEFINED 1 2            300000        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    66757  1978562 SH       DEFINED 1 2           1978562        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    20473  2011147 SH       DEFINED 1 2           2011147        0        0
EOG RES INC                    COM              26875P101    12022   129350 SH       DEFINED 1 2            129350        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    50987  2175233 SH       DEFINED 1 2           2175233        0        0
GYMBOREE CORP                  COM              403777105    15832   306584 SH       DEFINED 1 2            306584        0        0
HEWLETT PACKARD CO             COM              428236103    24633   463453 SH       DEFINED 1 2            463453        0        0
IESI BFC LTD                   COM              44951D108    12771   744646 SH       DEFINED 1 2            744646        0        0
INVENTIV HEALTH INC            COM              46122E105    19141   852248 SH       DEFINED 1 2            852248        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    29380   537400 SH       DEFINED 1 2            537400        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    90382  2485082 SH       DEFINED 1 2           2485082        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    39401  2575249 SH       DEFINED 1 2           2575249        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100     5840   268737 SH       DEFINED 1 2            268737        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    65195  1371668 SH       DEFINED 1 2           1371668        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    20899   470600 SH       DEFINED 1 2            470600        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     4590   178464 SH       DEFINED 1 2            178464        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    24683  3058626 SH       DEFINED 1 2           3058626        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    93888  1857329 SH       OTHER   1 2                 0  1857329        0
NATIONAL FUEL GAS CO N J       COM              636180101   162047  3205673 SH       DEFINED 1 2           3205673        0        0
PFIZER INC                     COM              717081103    51000  2973772 SH       DEFINED 1 2           2973772        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    10032   536761 SH       DEFINED 1 2            536761        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    35387   324804 SH       DEFINED 1 2            324804        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714    16520   400000 SH  PUT  DEFINED 1 2            400000        0        0
STRAYER ED INC                 COM              863236105    15507    63678 SH       DEFINED 1 2             63678        0        0
TFS FINL CORP                  COM              87240R107    37273  2791971 SH       DEFINED 1 2           2791971        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     6344   400000 SH  CALL DEFINED 1 2            400000        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    41409  2610878 SH       DEFINED 1 2           2610878        0        0